Geographic and Customer Information - Summary of Reportable Segments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,008	$ 1,011	$ 1,735	$ 1,849	$ (9,364)	$ 1,575	$ 62
Europe Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	861	839	1,423	1,524	3,803	1,105	51
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	148	68	271	189	1,078	182	11
North America [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ (1)	$ 104	$ 41	$ 136	$ (14,245)	$ 288	$ 0